Commitments and Contingencies (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Aug. 03, 2012	Dec. 31, 2011 EUR (€)
Commitments and Contingencies (Textual)
Area of leased building (sq. ft)	10,000	10,000	10,000
Rent expenses plus sales tax	$ 14,260		$ 14,260
Term of lease	5 years 6 months	5 years 6 months	5 years 6 months
Lease expiration date	Jul. 31, 2017	Jul. 31, 2017	Jul. 31, 2017
Accrued salaries converted into contingent retention bonus	70,643		70,643
Percentage of contingent retention bonus paid on departure				50.00%
Period for remaining contingent retention bonus payable	60 days	60 days
Future commercial and settlement agreement accrual			48,810		37,000
Approximate preliminary assessed trade tax	94,000	75,000
Provision for advisory fees statutory, minimum	$ 23,900	€ 19,000
Description of Contingent retention bonus payable			Either on the closing of a Company fundraising of more than $1.5 million or on the sale of the Company (or substantially all of its assets) at a value above $3 million.